PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES
PREPAID EXPENSES

6)  PREPAID EXPENSES

a)   Accounting policy

These are stated at amounts effectively disbursed referring to services contracted but not yet incurred. Prepaid expenses are allocated to the statement of incomes to the extent that related services are rendered, and economic benefits are obtained.

Includes the amounts of incremental costs related to obtaining a contract (sales commissions and other acquisition costs from third parties), resulting from the adoption of IFRS 15 on January 1, 2018, are amortized over the same period as the revenue associated with that asset.

b)   Breakdown

	12.31.19	12.31.18
Advertising and publicity	249,433	252,900
Insurance	20,459	24,867
Rental	184,248	32,792
Software and networks maintenance	33,863	17,485
Incremental costs - IFRS 15	330,919	255,391
Financial charges	30,521	43,853
Personal	30,135	33,970
Taxes and other	27,007	54,717
Total	906,585	715,975

Current	686,503	581,743
Non-current	220,082	134,232